Short-Term Loans	12 Months Ended
Dec. 31, 2019
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
22.	SHORT-TERM LOANS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Unsecured loans	$100	$90

The annual interest rates of loans were as follows:

	December 31
	2018	2019
Unsecured loans	1.35%-2.35%	1.20%-2.50%